INSURANCE AND UNDERWRITING RESULT, Insurance Contract Portfolios (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impact of transition approaches adopted to establish CSM for insurance contract portfolios [Abstract]
Balances at the beginning of the period	S/ 8,595,335	S/ 9,366,394
Changes related to future service	1,444	110,637
Changes related to the current service	720,026	538,113
Balances at the end of the period	9,567,014	8,595,335
Contractual Service Margin [Member]
Impact of transition approaches adopted to establish CSM for insurance contract portfolios [Abstract]
Balances at the beginning of the period	992,527	1,251,473
Changes related to future service	(11,385)	(181,050)
Changes related to the current service	(74,030)	(77,896)
Balances at the end of the period	S/ 907,112	S/ 992,527